Consolidated Balance Sheet (Parentheticals) - $ / shares $ / shares in Thousands	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	9,916,466	7,330,548
Common stock, shares outstanding (in shares)	8,245,235	5,888,737
Treasury stock, shares (in shares)	1,671,231	1,441,811